Investments in subsidiaries and associates	12 Months Ended
Sep. 30, 2025
Investments in subsidiaries and associates
Investments in subsidiaries and associates

GROUP STRUCTURE

Note 29.Investments in subsidiaries and associates

Accounting policy

Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When Westpac ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.
Changes in Westpac’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.
In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.
All transactions between Westpac entities are eliminated on consolidation.
Associates

Associates are entities in which Westpac has significant influence, but not control, over the operating and financial policies. Westpac accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by Westpac’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in the associate.

Overseas companies predominantly carry on business in the country of incorporation. For unincorporated entities, ‘Country of incorporation’ refers to the country where business is carried on. The financial years of all controlled entities are the same as that of Westpac unless otherwise stated. From time to time, Westpac consolidates a number of unit trusts where Westpac has variable returns from its involvement with the trusts, and has the ability to affect those returns through its power over the trusts. These unit trusts are excluded from the table.

A complete list of controlled entities can be found in the Consolidated Entity Disclosure Statement. The following table includes the material controlled entities of Westpac as at 30 September 2025.

	Country		Country
Name	of incorporation	Name	of incorporation
Asgard Capital Management Ltd	Australia	Westpac Equity Holdings Pty Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Financial Services Group Pty Limited	Australia
Capital Finance Australia Limited	Australia	Westpac New Zealand Group Limited	New Zealand
Crusade trust No.2P of 2008	Australia	Westpac New Zealand Limited	New Zealand
Series 2008-1M WST Trust	Australia	Westpac NZ Covered Bond Limited[a]	New Zealand
Series 2022-1P WST Trust	Australia	Westpac NZ Securitisation Limited[a]	New Zealand
Series 2024-1 WST Trust	Australia	Westpac Overseas Holdings No. 2 Pty Limited	Australia
Series 2024-2 WST Trust	Australia	Westpac Securities NZ Limited	New Zealand
Sixty Martin Place (Holdings) Pty Limited	Australia	Westpac Securitisation Holdings Pty Limited	Australia
Westpac Bank - PNG - Limited	Papua New Guinea	Westpac Term Pie Fund	New Zealand
Westpac Covered Bond Trust	Australia

a.	The Group indirectly owns 19% of these entities, however, due to contractual and structural arrangements both these entities are considered to be controlled entities within the Group.

The following controlled entities have been granted relief from compliance with the balance date synchronisation provisions in the Corporations Act 2001:

●	Westpac Cash PIE Fund;
●	Westpac Notice Saver PIE Fund; and
●	Westpac Term PIE Fund.

Note 29.Investments in subsidiaries and associates (Continued)

Non-controlling interests

The following material controlled entities are not wholly owned:

Percentage Owned	2025	2024
Westpac Bank - PNG - Limited	98.7%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%

Details of the balance of NCIs are set out in Note 26. There are no NCIs that are material to Westpac.

Significant restrictions

There were no significant restrictions on the ability to transfer cash or other assets, pay dividends or other capital distributions, provide or repay loans and advances between the entities within Westpac. There were also no significant restrictions on Westpac’s ability to access or use the assets and settle the liabilities of Westpac resulting from protective rights of NCIs.

Associates

There are no associates that are material to Westpac.

Changes in ownership of subsidiaries or other businesses

Businesses acquisitions

During the year ended 30 September:

2025

●	Westpac Banking Corporation acquired 58,000 shares from a minority shareholder of Westpac Bank - PNG - Limited (WPNG) which will raise its controlling interest to 99.73%. As at the reporting date, the registration of the share transfer was pending. On behalf of the Parent Entity, the acquisition cost of PGK8 million was paid by WPNG to the minority shareholder, in lieu of the Parent Entity receiving unpaid dividends and as a result was a non-cash transaction for the Parent Entity.

2024:

●	Westpac Banking Corporation acquired 8.74% of shares from minority shareholders of WPNG, raising its controlling interest to 98.65%. On behalf of the Parent Entity, the acquisition cost of PGK66 million to minority shareholders, in lieu of the Parent Entity receiving unpaid dividends and as a result was a non-cash transaction for the Parent Entity; and
●	The business of HealthPoint Claims Pty Ltd on 6 April 2024.

2023 - no businesses were acquired.

Businesses disposals

During the year ended 30 September:

2025 - no businesses were sold.

2024 - no businesses were sold.

2023 - Westpac sold its interest in Advance Asset Management Limited on 31 March 2023.